Commitments and Contingenies (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 09, 2010
DP2 Suezmax Shuttle Tankers Under Construction (Abstract)
Number of time-charter agreements		2
Time charter agreement duration		15 Years
Purchase obligations (Abstract)
2012	$ 76,160
2013	114,472
2014	52,400
2015	115,280
Total of contractual purchase obligation	$ 358,312